OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of Segment Revenue

	Year ended December 31,
	2021			2020			2019
(in millions of Euros)	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue
P&ARP	3,698	(10)	3,688	2,734	(9)	2,725	3,149	(10)	3,139
A&T	1,142	(40)	1,102	1,025	(23)	1,002	1,462	(42)	1,420
AS&I	1,383	(21)	1,362	1,167	(11)	1,156	1,351	(3)	1,348
Total	6,223	(71)	6,152	4,926	(43)	4,883	5,962	(55)	5,907

Schedule of Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income

		Year ended December 31,
(in millions of Euros)	Notes	2021	2020	2019
P&ARP		344	291	273
A&T		111	106	204
AS&I		142	88	106
H&C		(16)	(20)	(21)
Adjusted EBITDA		581	465	562
Metal price lag (A)		187	(8)	(46)
Start-up and development costs (B)		—	(5)	(11)
Bowling Green one-time cost related to the acquisition (C)		—	—	(5)
Share based compensation costs	29	(15)	(15)	(16)
(Losses) / gains on pension plan amendments (D)	22	(32)	(2)	1
Depreciation and amortization	15, 16	(267)	(259)	(256)
Impairment of assets	15, 16	—	(43)	—
Restructuring costs	8	(3)	(13)	(4)
Unrealized gains on derivatives		35	16	33
Unrealized exchange gains from the remeasurement of monetary assets and liabilities – net	8	1	1	—
Losses on disposal	8	(3)	(4)	(3)
Other (E)		—	(8)	—
Income from operations		484	125	255
Finance costs - net	10	(167)	(159)	(175)
Share of income of joint-ventures		—	—	2
Income / (loss) before tax		317	(34)	82
Income tax (expense) / benefit	11	(55)	17	(18)
Net income / (loss)		262	(17)	64
(A)Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium's Revenue are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the year.
(B)Start-up and development costs, for the years ended December 31, 2020 and 2019, were related to new projects in our AS&I operating segment.
(C)Bowling Green one-time costs related to the acquisition, for the year ended December 31, 2019, was the non-cash reversal of the inventory step-up.
(D)In the year ended December 31, 2021, the group recognized a loss of €31 million from past service cost following an adverse decision of the Fourth Circuit Court in the dispute between Constellium Rolled Products Ravenswood, LLC and the United Steelworkers Local Union 5668 over the transfer of certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan to a third-party health network (see Note 22.6).
(E)Other, for the year ended December 31, 2020, included €2 million of procurement penalties and termination fees incurred because of the Group's inability to fulfill certain commitments due to the COVID-19 pandemic and a €6 million loss resulting from the discontinuation of hedge accounting for certain forecasted sales that were determined to be no longer expected to occur in light of the COVID-19 pandemic effects.
Schedule of Segment Capital Expenditures

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
P&ARP	(94)	(73)	(96)
A&T	(70)	(45)	(72)
AS&I	(62)	(61)	(97)
H&C	(6)	(3)	(6)
Capital expenditures	(232)	(182)	(271)

Schedule of Segment Assets

	At December 31,
(in millions of Euros)	2021	2020
P&ARP	2,108	1,733
A&T	948	765
AS&I	738	668
H&C	451	274
Segment assets	4,245	3,440
Deferred income tax assets	162	193
Cash and cash equivalents	147	439
Other financial assets	70	57
Total Assets	4,624	4,129